CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 5,640	$ (2,339)	$ (223)
Other comprehensive income (loss):
Change in foreign currency translation adjustment			(251)
Total comprehensive income (loss)	5,640	(2,339)	(474)
Less: comprehensive income (loss) attributable to non-controlling interest			(465)
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ 5,640	$ (2,339)	$ (9)